                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 3l, 2007

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address. 600 Fifth Avenue (25/th/ Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 218-8270

Signature, Place, and Date of Signing:

     /s/ Bernard Selz            New York, NY              MAY 2, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

ReportType (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
                       None
28-____________        _______________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

              Report Summary:

              Number of Other Included Managers:              -0-
              Form 13F Information Table Entry Total:          46
              Form 13F Information Table Value Total: $   311,738
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

___ 28-___________       NONE
[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1           Column 2       Column 3   Column 4   Column 5       Column 6          Column 8
--------        --------------- ------------ -------- --------------- ---------- ------------------------
                                                                                     Voting Authority
                                              Value    Shares/ Prn    Investment ------------------------
Name of Issuer  Title of Class     Cusip     (x$1000) Amount/Put-Call Discretion  Sole   Shared   None
--------------  --------------- ------------ -------- --------------- ---------- ------- ------ ---------
EVEREST RE
  GROUP LTD     COM             G3223R108     12,618    131,200  SH      SOLE     25,000   --     106,200
TRANSOCEAN
  INC           ORD             G90078109     18,056    221,000  SH      SOLE     34,000   --     187,000
AMERICAN INTL
  GROUP INC     COM             026874107     10,083    150,000  SH      SOLE     31,000   --     119,000
ANNALY CAP
  MGMT INC      COM             035710409        454     29,300  SH      SOLE         --   --      29,300
AVOCENT CORP    COM             053893103      5,394    200,000  SH      SOLE     40,000   --     160,000
CVS CORP        COM             126650100      4,780    140,000  SH      SOLE     17,000   --     123,000
CARMAX INC      COM             143130102      2,454    100,000  SH      SOLE     22,000   --      78,000
CHORDIANT
  SOFTWARE
  INC           COM NEW         170404305      1,346    130,000  SH      SOLE     27,000   --     103,000
COMPTON PETE
  CORP          COM             204940100      8,628    855,000  SH      SOLE    144,000   --     711,000
CONSTELLATION
  BRANDS INC    CL A            21036P108      3,177    150,000  SH      SOLE     30,000   --     120,000
CORNING INC     COM             219350105     15,918    700,000  SH      SOLE    145,000   --     555,000
FARO
  TECHNOLOGIES
  INC           COM             311642102     12,125    420,000  SH      SOLE     84,000   --     336,000
FLAMEL
  TECHNOLOGIES
  SA            SPONSORED ADR   338488109     19,497    761,600  SH      SOLE    145,000   --     616,600
GLOBAL PMTS
  INC           COM             37940X102      5,450    160,000  SH      SOLE     33,000   --     127,000
GOLDCORP INC
  NEW WTS       W EXP 06/09/201 380956177         34      3,125  WTS     SOLE        550   --       2,575
GOLDCORP INC
  NEW           COM             380956409     20,512    853,125  SH      SOLE    170,000   --     683,125
GRACE W R & CO
  DEL NEW       COM             38388F108      3,699    140,000  SH      SOLE     30,000   --     110,000
ISHARES SILVER
  TRUST         ISHARES         46428Q109      4,006     30,000  SH      SOLE      6,000   --      24,000
KLA-TENCOR
  CORP          COM             482480100     17,329    325,000  SH      SOLE     58,000   --     267,000
LIFE TIME
  FITNESS INC   COM             53217R207        257      5,000  SH      SOLE      5,000   --          --
MDC PARTNERS
  INC           CL A SUB VTG    552697104        125     16,000  SH      SOLE     16,000   --          --
MEMC ELECTR
  MATLS INC     COM             552715104      1,303     21,500  SH      SOLE         --   --      21,500
MELLON FINL
  CORP          COM             58551A108      4,314    100,000  SH      SOLE     21,000   --      79,000
MESA AIR
  GROUP INC     COM             590479101      5,516    732,500  SH      SOLE    110,000   --     622,500
NASDAQ 100 TR   UNIT SER 1      631100104      6,530    150,000  SH      SOLE     31,000   --     119,000
PAETEC
  HOLDING
  CORP          COM             695459107      1,310    125,000  SH      SOLE     21,000   --     104,000
PETSMART INC    COM             716768106      9,025    273,800  SH      SOLE     46,000   --     227,800
PRECISION
  DRILLING TR   TR UNIT         740215108      1,258     55,000  SH      SOLE     10,000   --      45,000
PROGRESSIVE
  GAMING INTL
  CORP          COM             74332S102      5,067  1,126,000  SH      SOLE    160,000   --     966,000
QUALCOMM INC    COM             747525103      4,266    100,000  SH      SOLE     18,000   --      82,000
RANDGOLD RES
  LTD           ADR             752344309      5,117    214,000  SH      SOLE     41,100   --     172,900
RIMAGE CORP     COM             766721104      4,405    170,000  SH      SOLE     29,000   --     141,000
SPIRIT FIN CORP COM             848568309        596     40,000  SH      SOLE         --   --      40,000
SWITCH & DATA
  FACILITIES
  COM           COM             871043105      3,624    200,000  SH      SOLE     42,000   --     158,000
TALISMAN
  ENERGY INC    COM             87425E103      1,758    100,000  SH      SOLE     21,000   --      79,000
TESCO CORP      COM             88157K101     46,174  1,731,700  SH      SOLE    220,000   --   1,511,700
3-D SYS CORP
  DEL           COM NEW         88554D205     14,522    662,802  SH      SOLE    107,902   --     554,900
TIME WARNER
  TELECOM INC   CL A            887319101      2,077    100,000  SH      SOLE      8,500   --      91,500
TRIAD
  HOSPITALS
  INC           COM             89579K109      5,225    100,000  SH      SOLE     21,000   --      79,000
VELOCITY
  EXPRESS CORP  COM PAR $0.004  92257T608         50     45,000  SH      SOLE         --   --      45,000
VENTAS INC      COM             92276F100      5,182    123,000  SH      SOLE         --   --     123,000
WCI CMNTYS
  INC           APR 25 PUT      92923C9P1058     156        400  PUT     SOLE         90   --         310
WALGREEN CO     COM             931422109      1,147     25,000  SH      SOLE      5,000   --      20,000
WRIGHT
  EXPRESS CORP  COM             98233Q105      8,341    275,000  SH      SOLE     61,000   --     214,000
XEROX CORP      COM             984121103      8,445    500,000  SH      SOLE    105,000   --     395,000
ZI CORP         COM             988918108        388    243,000  SH      SOLE     19,000   --     224,000
                                             311,738